Income Taxes - Summary of Cash Paid for Income Taxes, Net of Refunds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
Total income taxes paid, net	$ 233	$ 185	$ 152
India
Income Tax Paid, by Individual Jurisdiction [Line Items]
Non-PRC taxes	141
United Kingdom
Income Tax Paid, by Individual Jurisdiction [Line Items]
Non-PRC taxes	91
Others
Income Tax Paid, by Individual Jurisdiction [Line Items]
Non-PRC taxes	$ 1